Borrowings - Narratives (Details) $ in Thousands, د.ك in Millions, R$ in Millions, R in Millions, ₦ in Billions									1 Months Ended															3 Months Ended		9 Months Ended
	Mar. 31, 2023 USD ($)	Mar. 31, 2023 BRL (R$)	Feb. 03, 2023 USD ($)	Feb. 03, 2023 BRL (R$)	Jan. 11, 2023 NGN (₦)	Jan. 11, 2023 USD ($)	Oct. 13, 2022 USD ($) tranche	May 31, 2022 USD ($) item	Sep. 30, 2023 USD ($)	Sep. 30, 2023 BRL (R$)	Jun. 30, 2023 NGN (₦)	Jun. 30, 2023 USD ($)	May 31, 2023 NGN (₦)	May 31, 2023 USD ($)	May 31, 2023 ZAR (R)	Apr. 30, 2023 NGN (₦)	Apr. 30, 2023 USD ($)	Mar. 31, 2023 NGN (₦)	Mar. 31, 2023 USD ($)	Feb. 28, 2023 NGN (₦)	Feb. 28, 2023 USD ($)	Jan. 31, 2023 NGN (₦)	Jan. 31, 2023 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2023 NGN (₦)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Jan. 31, 2024	Sep. 30, 2023 USD ($)	Sep. 30, 2023 BRL (R$)	Sep. 30, 2023 KWD (د.ك)	Sep. 30, 2023 ZAR (R)	May 31, 2023 USD ($)	Feb. 28, 2023 USD ($)	Jan. 03, 2023 NGN (₦)	Jan. 03, 2023 USD ($)	Dec. 31, 2022 USD ($)	Oct. 13, 2022 BRL (R$)	Oct. 03, 2022 USD ($)	Oct. 03, 2022 BRL (R$)	May 31, 2022 ZAR (R)	Apr. 30, 2022 USD ($)	Apr. 30, 2022 BRL (R$)	Jun. 30, 2021 USD ($)	Jun. 30, 2021 BRL (R$)	May 31, 2021 USD ($)	May 31, 2021 BRL (R$)	Apr. 19, 2020 USD ($)
Disclosure of detailed information about borrowings [line items]
Bank loans received																								$ 318,765	$ 118,884		$ 976,944	$ 834,677
Borrowings																														$ 3,542,155								$ 3,344,402
Repayments of borrowings, classified as financing activities																								226,741	44,184		644,591	114,211
Interest paid																								$ 79,173	$ 69,070		224,118	$ 173,739
MTN telecom towers in South Africa
Disclosure of detailed information about borrowings [line items]
Number of Towers Acquired | item								5,691
Nigeria 2023 Term Loan
Disclosure of detailed information about borrowings [line items]
Notional amount													₦ 165.0																					$ 212,800		₦ 124.5	$ 160,500
Increase in loan facility													₦ 11.5	$ 14,800						₦ 29.0	$ 37,400
Interest rate																						20.00%	20.00%
Bank loans received											₦ 11.5	$ 14,800				₦ 15.0	$ 19,300	₦ 14.0	$ 18,100			₦ 124.5	$ 160,500
Borrowings																										₦ 165.0				212,800
Nigeria 2023 Term Loan | Minimum | Forecast
Disclosure of detailed information about borrowings [line items]
Interest rate																													18.00%
Nigeria 2023 Term Loan | Maximum | Forecast
Disclosure of detailed information about borrowings [line items]
Interest rate																													24.00%
Nigeria 2023 Term Loan | Nigerian MPR | Forecast
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis																													2.50%
Nigeria (2023) Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Notional amount																				55.0															$ 70,900	₦ 44.0	$ 56,700
Increase in loan facility																				₦ 11.0	$ 14,200
Interest rate																						20.00%	20.00%
Bank loans received																										40.0	51,600
Borrowings																														0
Repayments of borrowings, classified as financing activities																										₦ 40.0	$ 51,600
Nigeria (2023) Revolving Credit Facility | Minimum | Forecast
Disclosure of detailed information about borrowings [line items]
Interest rate																													18.00%
Nigeria (2023) Revolving Credit Facility | Maximum | Forecast
Disclosure of detailed information about borrowings [line items]
Interest rate																													24.00%
Nigeria (2023) Revolving Credit Facility | Nigerian MPR | Forecast
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis																													2.50%
Nigeria 2019 Term Loan
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings, classified as financing activities																						₦ 88.3	$ 113,900
I-Systems facility
Disclosure of detailed information about borrowings [line items]
Notional amount																																								$ 39,700	R$ 200.0
Borrowings																														$ 79,500	R$ 400.0
I-Systems facility, Itau Unibanco S.A.
Disclosure of detailed information about borrowings [line items]
Notional amount							$ 39,700																																R$ 200.0
Borrowings, Number of Tranches | tranche							2
I-Systems facility, Tranche I
Disclosure of detailed information about borrowings [line items]
Bank loans received			$ 15,900	R$ 80.0
I-Systems facility, Tranche I | CDI
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis			2.45%	2.45%
Calculation period for interest rate basis			252 days	252 days
I-Systems facility, Tranche II
Disclosure of detailed information about borrowings [line items]
Bank loans received	$ 23,800	R$ 120.0
I-Systems facility, Tranche II | CDI
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	2.50%	2.50%																2.50%	2.50%
Calculation period for interest rate basis	252 days	252 days
IHS Brasil Cesso de Infraestruturas S.A. facilities
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings, classified as financing activities									$ 141,800	R$ 713.6
IHS Brasil Facility 1
Disclosure of detailed information about borrowings [line items]
Notional amount																																															$ 59,600	R$ 300.0
IHS Brasil Facility 2
Disclosure of detailed information about borrowings [line items]
Notional amount																																													$ 19,900	R$ 100.0
GTS Facility
Disclosure of detailed information about borrowings [line items]
Notional amount																																											$ 98,400	R$ 495.0
IHS Brasil Debentures
Disclosure of detailed information about borrowings [line items]
Proceeds from issue of debentures									$ 238,400	R$ 1,200.0
IHS Brasil Debentures | CDI
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis																										3.10%				3.10%	3.10%	3.10%	3.10%
Calculation period for interest rate basis									252 days	252 days
IHS Kuwait Limited, Bank Borrowings Maturing 2029
Disclosure of detailed information about borrowings [line items]
Notional amount																																																	$ 85,000
Notional amount of borrowings drawn down																														$ 70,500		د.ك 21.8
Borrowings																														$ 62,916								66,251
IHS Kuwait Limited, Bank Borrowings Maturing 2029 | 3M KIBOR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis																										2.00%				2.00%	2.00%	2.00%	2.00%
IHS Holding limited, Senior Note Maturing 2026
Disclosure of detailed information about borrowings [line items]
Interest rate																										5.63%				5.63%	5.63%	5.63%	5.63%
Borrowings																														$ 505,623								497,861
IHS Holding limited, Senior Note Maturing 2028
Disclosure of detailed information about borrowings [line items]
Interest rate																										6.25%				6.25%	6.25%	6.25%	6.25%
Borrowings																														$ 506,214								497,979
IHS (Nigeria) Limited, IHSN NG1, maturing 2023
Disclosure of detailed information about borrowings [line items]
Borrowings																																						57,448
Repayments of borrowings, classified as financing activities					₦ 16.1	$ 20,800
IHS (Nigeria) Limited, IHSN NG1, maturing 2023 | Minimum
Disclosure of detailed information about borrowings [line items]
Interest rate																										12.50%				12.50%	12.50%	12.50%	12.50%
IHS (Nigeria) Limited, IHSN NG1, maturing 2023 | Maximum
Disclosure of detailed information about borrowings [line items]
Interest rate																										18.00%				18.00%	18.00%	18.00%	18.00%
IHS (Nigeria) Limited, IHSN NG2, maturing 2023
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings, classified as financing activities					₦ 10.0	$ 12,900
IHS Towers South Africa Proprietary Limited maturing 2029
Disclosure of detailed information about borrowings [line items]
Notional amount								$ 183,400																																		R 3,470.0
Notional amount of borrowings drawn down																														$ 183,400			R 3,470.0
Bank loans received														$ 3,700	R 70.0
Borrowings																														$ 180,669								197,836
IHS Towers South Africa Proprietary Limited maturing 2029 | 3M JIBAR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis																										2.75%				2.75%	2.75%	2.75%	2.75%
IHS Nigeria Letters of Credit
Disclosure of detailed information about borrowings [line items]
Borrowings																														$ 101,600
IHS Nigeria Letters of Credit | Minimum
Disclosure of detailed information about borrowings [line items]
Interest rate																										12.00%				12.00%	12.00%	12.00%	12.00%
IHS Nigeria Letters of Credit | Maximum
Disclosure of detailed information about borrowings [line items]
Interest rate																										15.55%				15.55%	15.55%	15.55%	15.55%
INT Towers Limited, Letters of Credit Maturing 2023
Disclosure of detailed information about borrowings [line items]
Borrowings																														$ 238,010								128,063
INT Towers Limited, Letters of Credit Maturing 2023 | Minimum
Disclosure of detailed information about borrowings [line items]
Interest rate																										12.00%				12.00%	12.00%	12.00%	12.00%
INT Towers Limited, Letters of Credit Maturing 2023 | Maximum
Disclosure of detailed information about borrowings [line items]
Interest rate																										15.75%				15.75%	15.75%	15.75%	15.75%
IHS Towers NG Limited, Letters of Credit Maturing 2023
Disclosure of detailed information about borrowings [line items]
Interest rate																										15.49%				15.49%	15.49%	15.49%	15.49%
Borrowings																														$ 136								987
Global Independent Connect Limited Letters of Credit maturing 2023
Disclosure of detailed information about borrowings [line items]
Borrowings																														$ 2,800
Global Independent Connect Limited Letters of Credit maturing 2023 | Minimum
Disclosure of detailed information about borrowings [line items]
Interest rate																										13.25%				13.25%	13.25%	13.25%	13.25%
Global Independent Connect Limited Letters of Credit maturing 2023 | Maximum
Disclosure of detailed information about borrowings [line items]
Interest rate																										15.49%				15.49%	15.49%	15.49%	15.49%
IHS Holding (2022) Bullet Term Loan Facility
Disclosure of detailed information about borrowings [line items]
Borrowings																														$ 370,433								368,630
IHS Holding (2022) Bullet Term Loan Facility | CAS + SOFR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis																										3.75%				3.75%	3.75%	3.75%	3.75%
IHS Brasil - Cesso de Infraestruturas S.A. Maturing 2028
Disclosure of detailed information about borrowings [line items]
Borrowings																																						82,928
IHS Brasil - Cesso de Infraestruturas S.A. Maturing 2028 | CDI
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis																										3.05%				3.05%	3.05%	3.05%	3.05%
I-Systems Solues de Infraestrutura S.A., maturing 2030
Disclosure of detailed information about borrowings [line items]
Borrowings																														$ 78,615								$ 38,542
I-Systems Solues de Infraestrutura S.A., maturing 2030 | CDI | Minimum
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis																										2.45%				2.45%	2.45%	2.45%	2.45%
I-Systems Solues de Infraestrutura S.A., maturing 2030 | CDI | Maximum | Brazil Real
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis																										2.50%				2.50%	2.50%	2.50%	2.50%